CONVERTIBLE DEBENTURES (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 09, 2014	Jan. 23, 2015
Debt Instrument, Convertible, Conversion Price		$ 1.50
Derivative Liability, Current	$ 112,009	$ 39,804
Derivative, Gain (Loss) on Derivative, Net, Total	100,598	(241)
Other Noncash Expense	27,281
Fair Value of Warrant Liability	36,331
Gains (Losses) on Extinguishment of Debt	(333,675)	0
Fair Value, Measurements, Recurring [Member]
Fair Value of Warrant Liability	63,612
Convertible Debt [Member]
Debt Instrument, Convertible, Conversion Price			$ 1.00
Warrants to Purchase of Common Stock	199,243
Financial Services Costs	286,020
Debt Instrument, Term	3 years
Warrant Expiration Term	5 years
Equity, Fair Value Disclosure	141,082
Debt Conversion, Original Debt, Amount			400,000
Debt Conversion Original Debt Interest Amount			3,592
Debt Conversion, Converted Instrument, Shares Issued			403,592
Gains (Losses) on Extinguishment of Debt	333,675
Convertible Debt [Member] | Warrant [Member]
Debt Instrument, Term	3 years
Warrant Expiration Term	5 years
Debenture Private Placement 2013 [Member]
Proceeds from Issuance of Warrants	3,600,000
Debt Instrument, Interest Rate, Stated Percentage	9.50%
Debt Instrument, Convertible, Conversion Price	$ 1.50
Percentage of Warrants to Purchase of Common Stock	15.00%
Proceeds From Issuance Of Warrants Gross	245,455
Class Of Warrant Or Right Exercise Price	$ 75
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.65
Warrant share Issued	327,273
Debenture Private Placement 2013 [Member] | Source Capital, Inc [Member]
Proceeds From Issuance Of Warrants Gross	149,432
Class Of Warrant Or Right Exercise Price	$ 75
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.65
Warrants to Purchase of Common Stock	199,243
Debenture and Warrant Amendment [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.00
Class Of Warrant Or Right Exercise Price	$ 1.65
Debenture and Warrant Amendment [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price	$ 75
Debenture and Warrant Amendment [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.00
Investors the Inducement Warrants 2013 [Member]
Percentage of Warrants to Purchase of Common Stock	66.67%
Proceeds From Issuance Of Warrants Gross	163,623
Warrants to Purchase of Common Stock	218,165
Investors the Inducement Warrants 2013 [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price	$ 75
Investors the Inducement Warrants 2013 [Member] | Common Stock [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.00
Cancellation of Debentures [Member]
Debt Instrument, Convertible, Conversion Price	$ 1.00			$ 97
Proceeds From Issuance Of Warrants Gross	$ 3,600,000